EARNINGS/(LOSS) PER SHARE (Schedule of Diluted Earnings Per Ordinary Share) (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Basic earnings per share denominator	117,158,466	83,606,810
Issuable on conversion of Exchangeable notes	2,858,707	18,263,254
Issuable on conversion of Convertible note	7,912,148	0
Issuable on exercise of options	1,290,542	6,162,708
Issuable on exercise of warrants	8,508,287	0
Diluted earnings per share denominator	137,728,150	108,032,772